Condensed Consolidated Statements of Income and Comprehensive Income - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue
Revenue from royalty, streams and working interests (Note 12)	$ 580.9	$ 366.7	$ 1,231.6	$ 732.2
Interest revenue		2.7		5.6
Total revenue	580.9	369.4	1,231.6	737.8
Costs of sales
Costs of sales (Note 13)	45.9	33.5	92.4	72.0
Depletion and depreciation	84.0	64.0	161.9	132.4
Total costs of sales	129.9	97.5	254.3	204.4
Gross profit	451.0	271.9	977.3	533.4
Other operating expenses (income)
General and administrative expenses (Note 14)	7.8	9.6	17.0	19.0
Share-based compensation (recovery) expenses (Note 15)	(3.5)	2.8	2.7	8.5
Impairment reversal (Note 9)		(4.1)		(4.1)
Gain on buy-back of royalty and stream interests (Note 9)			(63.8)
Loss (gain) on sale of gold and silver bullion (Note 7)	1.0	(42.2)	(2.1)	(49.3)
Total other operating expenses (income)	5.3	(33.9)	(46.2)	(25.9)
Operating income	445.7	305.8	1,023.5	559.3
Foreign exchange gain and other income (Note 17)	7.1	4.1	19.5	9.8
Income before finance items and income taxes	452.8	309.9	1,043.0	569.1
Finance items (Note 18)
Finance income	6.8	6.6	12.3	17.7
Finance expenses	(0.7)	(0.8)	(1.5)	(1.5)
Net income before income taxes	458.9	315.7	1,053.8	585.3
Income tax expense (Note 19)	104.9	68.6	231.2	128.4
Net income	354.0	247.1	822.6	456.9
Items that may be reclassified subsequently to profit and loss:
Currency translation adjustment	(63.2)	95.7	(115.1)	98.4
Items that will not be reclassified subsequently to profit and loss:
(Loss) gain on changes in the fair value of equity investments at fair value through other comprehensive income ("FVTOCI"), net of income tax (Note 5)	(77.6)	31.2	56.1	180.0
Other comprehensive (loss) income, net of taxes	(140.8)	126.9	(59.0)	278.4
Comprehensive income	$ 213.2	$ 374.0	$ 763.6	$ 735.3
Earnings per share (Note 21)
Basic earnings per share (in dollars per share)	$ 1.84	$ 1.28	$ 4.27	$ 2.37
Diluted earnings per share (in dollars per share)	$ 1.83	$ 1.28	$ 4.26	$ 2.37
Weighted average number of shares outstanding (Note 21)
Basic (in shares)	192.9	192.7	192.8	192.6
Diluted (in shares)	193.3	193.0	193.2	192.9